Concentration of Risk - Schedule of Concentration of Risk (Details) - Customer Concentration Risk [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration risk amount		$ 6,533,400	$ 2,368,070
Customer A [Member] | Loan Receivable [Member]
Schedule of Concentration of Risk [Line Items]
Concentration risk amount		50,894,874
Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration risk amount		6,715,996	2,469,103
Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risk [Line Items]
Concentration risk amount		659,509
Customer B [Member] | Loan Receivable [Member]
Schedule of Concentration of Risk [Line Items]
Concentration risk amount		115,660,276
Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration risk amount		5,464,277	2,192,250
Customer C [Member] | Loan Receivable [Member]
Schedule of Concentration of Risk [Line Items]
Concentration risk amount		47,149,348
Customer D [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration risk amount	11,401,212	5,336,493
Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risk [Line Items]
Concentration risk amount	1,180,763	660,911
Customer H [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration risk amount	19,927,613
Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risk [Line Items]
Concentration risk amount	1,468,411
Customer I [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risk [Line Items]
Concentration risk amount	1,531,906
Customer I [Member] | Loan Receivable [Member]
Schedule of Concentration of Risk [Line Items]
Concentration risk amount	$ 556,920,339